Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio - Balanced Fund Class 3 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio - Balanced Fund Class 3 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Variable Portfolio - Balanced Fund Class 3 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio - Balanced Fund Class 3 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Balanced Fund Class 3 | Uniform Mortgage-Backed Security TBA07/15/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Balanced Fund Class 3 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio - Balanced Fund Class 3 | Uniform Mortgage-Backed Security TBA07/15/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio - Balanced Fund Class 3 | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio - Balanced Fund Class 3 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio - Balanced Fund Class 3 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio - Balanced Fund Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Columbia Variable Portfolio - Balanced Fund Class 3 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Variable Portfolio - Balanced Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio - Balanced Fund Class 3 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio - Balanced Fund Class 3 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio - Balanced Fund Class 3 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Variable Portfolio - Balanced Fund Class 3 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Balanced Fund Class 3 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio - Balanced Fund Class 3 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio – Balanced Fund Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Balanced Fund Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Variable Portfolio – Balanced Fund Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Balanced Fund Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Balanced Fund Class 2 | Uniform Mortgage-Backed Security TBA07/15/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Balanced Fund Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Balanced Fund Class 2 | Uniform Mortgage-Backed Security TBA07/15/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Balanced Fund Class 2 | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Balanced Fund Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Balanced Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Columbia Variable Portfolio – Balanced Fund Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Variable Portfolio – Balanced Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio – Balanced Fund Class 2 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Balanced Fund Class 2 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Balanced Fund Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Variable Portfolio – Balanced Fund Class 2 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Balanced Fund Class 2 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Balanced Fund Class 2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio - Balanced Fund Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio - Balanced Fund Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Variable Portfolio - Balanced Fund Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio - Balanced Fund Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Balanced Fund Class 1 | Uniform Mortgage-Backed Security TBA07/15/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Balanced Fund Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio - Balanced Fund Class 1 | Uniform Mortgage-Backed Security TBA07/15/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio - Balanced Fund Class 1 | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio - Balanced Fund Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio - Balanced Fund Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio - Balanced Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Columbia Variable Portfolio - Balanced Fund Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Variable Portfolio - Balanced Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio - Balanced Fund Class 1 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio - Balanced Fund Class 1 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio - Balanced Fund Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Variable Portfolio - Balanced Fund Class 1 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Balanced Fund Class 1 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio - Balanced Fund Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%